Fair Value of Assets And Liabilities - Changes in Individual Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ChangesInLevel3AssetsAndLiabilitiesMeasuredAtFairValueOnRecurringBasisLineItems [Line Items]
Closing balance	$ 38,805,780	$ 42,609,727
Fair Value Level 3 [Member]
ChangesInLevel3AssetsAndLiabilitiesMeasuredAtFairValueOnRecurringBasisLineItems [Line Items]
Opening balance	415,438	677,875
Total gains or losses for the period Loss on OTTI Impairment included in earnings		(262,437)
Included in other comprehensive income
Closing balance	415,438	415,438
Fair Value Level 3 [Member] | Debt Securities Available For Sale [Member]
ChangesInLevel3AssetsAndLiabilitiesMeasuredAtFairValueOnRecurringBasisLineItems [Line Items]
Opening balance	365,438	627,875
Total gains or losses for the period Loss on OTTI Impairment included in earnings		(262,437)
Included in other comprehensive income
Closing balance	365,438	365,438
Fair Value Level 3 [Member] | Equity Securities [Member]
ChangesInLevel3AssetsAndLiabilitiesMeasuredAtFairValueOnRecurringBasisLineItems [Line Items]
Opening balance	50,000	50,000
Total gains or losses for the period Loss on OTTI Impairment included in earnings
Included in other comprehensive income
Closing balance	$ 50,000	$ 50,000